Financing Liability (Details) - USD ($)	1 Months Ended	3 Months Ended
	Jan. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Financing Liability [Line Items]
Financing liability		$ 240,698
Prepaid insurance		377,808	$ 132,507	$ 11,454
Insurance Premium Financing Agreement [Member]
Financing Liability [Line Items]
Financing agreement amount	$ 333,105
Financing term	10 months
Annual interest rate	8.75%
Down payment	$ 66,621
Principal and interest amount	$ 27,729
Interest expense		1,943
Prepaid insurance		$ 289,616